Cover	Mar. 31, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2024
Entity File Number	811-22106
Entity Registrant Name	Tortoise Power and Energy Infrastructure Fund, Inc.
Entity Central Index Key	0001408201
Entity Tax Identification Number	26-0573018
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	6363 College Boulevard
Entity Address, Address Line Two	Suite 100A
Entity Address, City or Town	Overland Park
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66211
City Area Code	913
Local Phone Number	981-1020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	TPZ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false